Summary of Significant Accounting Policies (Details) - Schedule of Composition of Other Current Assets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Composition of Other Current Assets [Line Items]
Other current assets	$ 356,301
Directors & Officers Insurance [Member]
Schedule of Composition of Other Current Assets [Line Items]
Other current assets	$ 356,301